Long-Duration Insurance Contracts Relating to Life Insurance Operations	6 Months Ended
Sep. 30, 2026
Insurance [Abstract]
Long-Duration Insurance Contracts Relating to Life Insurance Operations
18.	Long-Duration Insurance Contracts Relating to Life Insurance Operations
The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2026 and for the six months ended September 30, 2026.

	Millions of yen
	March 31, 2026			September 30, 2026
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥855,431	¥1,162,214	¥345,932	¥803,396	¥999,049	¥323,615

Beginning balance at original discount rate	877,300	1,216,705	368,846	865,378	1,134,618	339,085

Effect of changes in cash flow assumptions	(19,239)	(18,434)	(17,187)	0	0	0
Effect of actual variances from expected experience	871	4,687	(1,017)	3,993	9,758	(6,024)

Adjusted beginning balance	858,932	1,202,958	350,642	869,371	1,144,376	333,061

Issuances	127,215	24,195	29,171	58,486	8,337	12,301
Interests	11,351	16,684	11,058	5,958	8,131	5,308
Net premium earned	(127,464)	(113,506)	(63,084)	(59,384)	(55,574)	(36,139)
Actual variances from cash flow assumptions	(936)	(665)	(589)	0	0	0
Derecognition	(3,720)	4,952	(10,539)	0	0	0
Effect of changes in foreign exchange rate	0	0	22,426	0	0	(5,217)

Ending balance at original discount rate	865,378	1,134,618	339,085	874,431	1,105,270	309,314

Effect of changes in discount rates	(61,982)	(135,569)	(15,470)	(78,316)	(165,515)	(21,950)

Ending balance	¥803,396	¥999,049	¥323,615	¥796,115	¥939,755	¥287,364

* Previously, the system used to calculate future policy benefit liabilities had certain limitations in reflecting actual cash flows. As a result of enhancements to the system’s functionality, actual variances from cash flow assumptions that arose in the previous fiscal year are now recognized as adjustments to beginning balances, and derecognition no longer occurs. This change did not have a material impact on the Company’s financial position or results of operations.

	Millions of yen
	March 31, 2026			September 30, 2026
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥1,511,436	¥1,659,960	¥442,939	¥1,370,583	¥1,344,482	¥495,324

Beginning balance at original discount rate	1,750,912	1,878,075	650,005	1,819,619	1,872,456	696,679

Effect of changes in cash flow assumptions	(20,056)	5,429	(20,141)	0	0	0
Effect of actual variances from expected experience	0	0	0	4,330	11,819	(6,416)

Adjusted beginning balance	1,730,856	1,883,504	629,864	1,823,949	1,884,275	690,263

Issuances	127,215	24,195	29,171	58,486	8,337	12,301
Interests	26,152	28,183	19,736	13,810	14,322	10,629
Insurance claims paid	(61,802)	(77,181)	(14,131)	(33,598)	(39,273)	(9,101)
Actual variances from cash flow assumptions	(9,699)	(2,030)	6,037	0	0	0
Derecognition	6,897	15,785	(19,310)	0	0	0
Effect of changes in foreign exchange rate	0	0	45,312	0	0	(11,185)

Ending balance at original discount rate	1,819,619	1,872,456	696,679	1,862,647	1,867,661	692,907

Effect of changes in discount rates	(449,036)	(527,974)	(201,355)	(512,198)	(598,289)	(233,717)

Ending balance	¥1,370,583	¥1,344,482	¥495,324	¥1,350,449	¥1,269,372	¥459,190

Net liability for future policy benefits	¥567,187	¥345,433	¥171,709	¥554,334	¥329,617	¥171,826
Deferred profit liabilities	74,053	66,559	52,683	82,474	67,396	59,865

Subtotal	641,240	411,992	224,392	636,808	397,013	231,691

Less: Reinsurance recoverable	162	0	0	82	0	0

The liability for future policy benefits, after reinsurance recoverable	¥641,078	¥411,992	¥224,392	¥636,726	¥397,013	¥231,691

* Previously, the system used to calculate future policy benefit liabilities had certain limitations in reflecting actual cash flows. As a result of enhancements to the system’s functionality, actual variances from cash flow assumptions that arose in the previous fiscal year are now recognized as adjustments to beginning balances, and derecognition no longer occurs. This change did not have a material impact on the Company’s financial position or results of operations.
The following tables provide the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2026 and September 30, 2026:

	Millions of yen
	March 31, 2026	September 30, 2026
Yen-denominated insurance (First Sector)	¥641,078	¥636,726
Yen-denominated insurance (Third Sector)	411,992	397,013
Foreign currency denominated insurance	224,392	231,691

Subtotal	1,277,462	1,265,430

Policy account balances for single-payment whole life insurance	304,541	337,149
Fixed annuities and annuitization benefits	101,782	92,384
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	138,027	145,670

Others*	121,898	113,223

Total	¥1,943,710	¥1,953,856

*	Others include unearned premiums and liabilities for unpaid claims.

The amount of undiscounted and discounted expected future gross premiums and expected future policy benefits and expenses as of March 31, 2026 and September 30, 2026 are as follows:

	Millions of yen
	March 31, 2026		September 30, 2026
	Undiscounted	Discounted	Undiscounted	Discounted
Yen-denominated insurance (First Sector)
Expected future gross premiums	¥1,567,367	¥1,297,608	¥1,606,031	¥1,296,237
Expected future policy benefits and expenses	2,621,312	1,370,583	2,741,666	1,350,449

Yen-denominated insurance (Third Sector)
Expected future gross premiums	2,293,632	1,713,873	2,234,406	1,607,992
Expected future policy benefits and expenses	2,637,437	1,344,482	2,632,828	1,269,372

Foreign currency denominated insurance
Expected future gross premiums	583,537	478,421	540,604	431,026
Expected future policy benefits and expenses	1,340,021	495,324	1,330,038	459,190

For the fiscal year ended March 31, 2026 and the six months ended September 30, 2026, the effects of net premium exceeding gross premiums in certain cohorts are immaterial in earnings for the respective periods.
The amounts of gross premiums and interest expense recognized in the consolidated statement of income for the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen
	Six months ended September 30, 2025		Six months ended September 30, 2026
	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥89,337	¥7,289	¥96,709	¥7,852
Yen-denominated insurance (Third Sector)	96,721	5,543	93,340	6,191
Foreign currency denominated insurance	47,078	3,992	52,644	5,321

Total	¥233,136	¥16,824	¥242,693	¥19,364

The weighted average discount rates for the liability for future policy benefits as of March 31, 2026 and September 30, 2026 are as follows:

	Weighted average rate
	March 31, 2026	September 30, 2026
Yen-denominated insurance (First Sector)
Weighted average of the original discount rates	1.9%	2.1%
Weighted average of the current discount rates	4.0	4.4

Yen-denominated insurance (Third Sector)
Weighted average of the original discount rates	1.7	1.8
Weighted average of the current discount rates	4.2	4.6

Foreign currency denominated insurance
Weighted average of the original discount rates	3.4	3.5
Weighted average of the current discount rates	6.0	6.6

The weighted average duration of the liability for future policy benefit as of March 31, 2026 and September 30, 2026 are as follows:

	Years
	March 31, 2026	September 30, 2026
Yen-denominated insurance (First Sector)	30.6	30.3
Yen-denominated insurance (Third Sector)	34.2	33.4
Foreign currency denominated insurance	29.5	28.2

Assumptions for calculating the liability for future policy benefits include assumptions related to mortality, morbidity, lapse rates and discount rates. The Company and its subsidiaries recognized actual variances from expected experience and updated the assumptions during the fiscal year ended March 31, 2026 as follows. For the six months ended September 30, 2026, the Company and its subsidiaries continued to use the same assumptions.

•	Yen-denominated insurance (First Sector)
During fiscal 2026 the Company and its subsidiaries updated expected mortality and lapse rates due to the lower-than-expected mortality and the higher-than-expected lapse rates.

•	Yen-denominated insurance (Third Sector)
During fiscal 2026 the Company and its subsidiaries updated expected mortality and lapse rates due to the higher-than-expected mortality and higher-than-expected lapse rates. In addition, the relevant morbidity assumptions were updated because the actual morbidity excluding deemed hospitalization remained lower-than-expected even after reclassification of the legal category of
COVID-19
by the Japanese government.

•	Foreign currency denominated insurance
During fiscal 2026 the Company and its subsidiaries used mortality assumptions generally consistent with those of fiscal 2025, reflecting that actual mortality was broadly in line with expectations. In addition, lapse rates were updated due to higher-than-expected lapse rates, although the impact of rapid exchange rate fluctuations had subsided.
The market data underlying the discount rate was updated quarterly for both the fiscal year ended March 31, 2026 and for the six months ended September 30, 2026.
For the effect of the changes in assumptions on expected net premiums and expected future policy benefits, see “Effect of changes in cash flow assumptions” and “Effect of changes in discount rates” in the tables that represent balances of and changes in the liability for future policy benefits.
The following tables present balances of and changes in the deferred policy acquisition costs as of and for the fiscal year ended March 31, 2026 and for the six months ended September 30, 2026:

	Millions of yen
	March 31, 2026
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Single- payment whole life insurance	Total
Beginning balance	¥89,361	¥168,689	¥57,151	¥639	¥315,840

Capitalization	17,649	7,784	6,504	7,332	39,269
Amortization	(7,120)	(10,006)	(3,018)	(548)	(20,692)
Effect of changes in foreign exchange rate	0	0	4,278	917	5,195
Others*	0	0	0	(6,720)	(6,720)

Ending balance	¥99,890	¥166,467	¥64,915	¥1,620	¥332,892

	Millions of yen
	September 30, 2026
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Single- payment whole life insurance	Total
Beginning balance	¥99,890	¥166,467	¥64,915	¥1,620	¥332,892

Capitalization	9,514	3,547	3,057	2,125	18,243
Amortization	(3,921)	(4,963)	(1,754)	(393)	(11,031)
Effect of changes in foreign exchange rate	0	0	(1,021)	(232)	(1,253)
Others*	0	0	0	(1,231)	(1,231)

Ending balance	¥105,483	¥165,051	¥65,197	¥1,889	¥337,620

*	Others include adjustments of reinsurance.
Deferred policy acquisition costs are amortized over the expected term of the policies on a constant-level basis. The assumptions used for the amortization of deferred policy acquisition costs include estimates of mortality and lapse rates. These assumptions are consistent with the assumptions used to estimate the liability for future policy benefits and are updated at the same time. In addition, deferred policy acquisition costs are included in other assets in the consolidated balance sheets.

The following table presents policy account balances for single-payment whole life insurance and fixed annuity and annuitization benefits by range of minimum guaranteed interest rates as of March 31, 2026 and September 30, 2026.

	Millions of yen
	March 31, 2026
		Above minimum guarantees
Range of minimum guaranteed interest rates	Minimum guarantees	50-150bp	150bp or more
0.00% - less than 1.50%	¥94,313	¥17,947	¥286,594
1.50% or more	7,469	0	0

Total	¥101,782	¥17,947	¥286,594

	Millions of yen
	September 30, 2026
		Above minimum guarantees
Range of minimum guaranteed interest rates	Minimum guarantees	50-150bp	150bp or more
0.00% - less than 1.50%	¥84,844	¥17,837	¥319,312
1.50% or more	7,540	0	0

Total	¥92,384	¥17,837	¥319,312

The following table provides information about single-payment whole life insurance for the fiscal year ended March 31, 2026 and for the six months ended September 30, 2026.

	Millions of yen
	March 31, 2026	September 30, 2026
Beginning balance	¥134,572	¥304,541

New contract	148,468	41,807
Surrenders and partial surrenders	(6,555)	(10,304)
Benefit payments and lump sum payments, etc.	(950)	(675)
Policy charges	(2,107)	(1,473)
Interests	11,793	8,120
Effect of changes in foreign exchange rate	19,320	(4,867)

Ending balance	¥304,541	¥337,149

	March 31, 2026	September 30, 2026
Weighted average guaranteed interest rate (%)	5.5	5.1
Benefits in excess of policy account balances (Millions of yen)	¥0	¥0
Cash surrender value (Millions of yen)	292,731	305,965

The following table provides information about fixed annuity and annuitization benefits for the fiscal year ended March 31, 2026 and for the six months ended September 30, 2026.

	Millions of yen
	March 31, 2026	September 30, 2026
Beginning balance	¥119,093	¥101,782

Transfer in	9,865	2,758
Surrenders and partial surrenders	(112)	(19)
Benefit payments and lump sum payments, etc.	(27,213)	(12,308)
Policy charges	(203)	(98)
Transfer out	(393)	(65)
Interests	786	354
Others	(41)	(20)

Ending balance	¥101,782	¥92,384

	March 31, 2026	September 30, 2026
Weighted average guaranteed interest rate (%)	0.7	0.7
Benefits in excess of policy account balances (Millions of yen)	¥0	¥0
Cash surrender value (Millions of yen)	96,433	87,213

The following table provides information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2026, and for the six months ended September 30, 2026:

	Millions of yen
	March 31, 2026	September 30, 2026
Beginning balance	¥136,257	¥138,027

Effect of changes other than through net income and other comprehensive income	(23,553)	(10,702)
Surrenders and withdrawals	(4,881)	(2,443)
Transfer in	(7,833)	(1,776)
Benefit payments	(10,748)	(6,462)
Others	(91)	(21)

Changes through net income	25,594	18,387

Effect of changes in fair value of corresponding investment assets	33,288	21,690

Fee income	(3,397)	(1,825)
Effect of changes in fair value of market risk benefits	(4,297)	(1,478)

Changes through other comprehensive income	(271)	(42)
Effect of changes in the instrument-specific credit risk	(271)	(42)

Ending balance	¥138,027	¥145,670

	Millions of yen
	March 31, 2026	September 30, 2026
Policy account balances	¥143,000	¥152,164
Market risk benefits	(4,973)	(6,494)

Total	¥138,027	¥145,670